Fees Summary	Aug. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 14,752,900
Previously Paid Amount	0.00
Total Fee Amount	2,037.38
Total Offset Amount	0.00
Net Fee	2,037.38
Narrative - Max Aggregate Offering Price	$ 14,752,900
Final Prospectus	true